Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Oct. 31, 2016	Oct. 01, 2014
Disclosure of associates [line items]
Revenue	$ 28,775			$ 27,155		$ 26,350
Net income	8,724	[1]		8,243		$ 7,368
Total assets	998,493	[2]		915,273
Total liabilities	$ 930,813	[2]		$ 853,648
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Revenue			$ 1,871		$ 1,718
Net income			590		508
Total assets			39,875		38,050
Total liabilities			34,289		32,902
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue			1,143		1,040
Net income			348		334
Total assets			6,256		6,233		$ 5,351
Total liabilities			5,279		5,235		$ 4,387
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue			1,123		915
Net income			456		411
Total assets			45,261		41,170
Total liabilities			41,595		37,821
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue			348		343
Net income			92		80
Total assets			5,832		5,501
Total liabilities			$ 5,165		$ 4,896

[1]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).